Basic And Diluted Net Income Per Share (Tables)	3 Months Ended
Oct. 31, 2014
Basic And Diluted Net Income Per Share [Abstract]
Basic And Diluted Net Income Per Common Share

	Three months ended October 31
	2014	2013

Net income	$104	$25

Weighted-average common shares outstanding	13,693	12,995
Effect of dilutive stock options and warrants	321	763
Diluted weighted-average common shares outstanding	14,014	13,758

Net income per share
Basic	$0.01	$0.00
Diluted	$0.01	$0.00

Options and warrants that could potentially dilute net income per share in the future that are not included in the computation of diluted net income per share, as their impact is anti-dilutive	226	-